Post-employment benefits for employees (Details 8) - Pension plans - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit plan, plan asset allocations	100.00%	100.00%
Shares held by defined benefit plan	2.3	2.3
Value of shares held by defined benefit plan	$ 0.2	$ 0.2
Weighted average duration of defined benefit obligation years	14 years 10 months 24 days	15 years 4 months 24 days
Equity securities
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	15.00%
Defined benefit plan, target plan asset allocations range maximum	40.00%
Defined benefit plan, plan asset allocations	27.00%	28.00%
Debt securities
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	20.00%
Defined benefit plan, target plan asset allocations range maximum	60.00%
Defined benefit plan, plan asset allocations	33.00%	34.00%
Real estate
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	5.00%
Defined benefit plan, target plan asset allocations range maximum	30.00%
Defined benefit plan, plan asset allocations	19.00%	17.00%
Alternative investments
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	0.00%
Defined benefit plan, target plan asset allocations range maximum	20.00%
Defined benefit plan, plan asset allocations	15.00%	13.00%
Cash and other investments
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	0.00%
Defined benefit plan, target plan asset allocations range maximum	15.00%
Defined benefit plan, plan asset allocations	6.00%	8.00%